Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	2.57894%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,513,402.66

Principal:
Principal Collections	$20,152,436.52
Prepayments in Full	$9,378,347.41
Liquidation Proceeds	$375,340.28
Recoveries	$127,453.32
Sub Total	$30,033,577.53
Collections	$31,546,980.19

Purchase Amounts:
Purchase Amounts Related to Principal	$98,778.22
Purchase Amounts Related to Interest	$92.49
Sub Total	$98,870.71

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,645,850.90

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	20
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,645,850.90
Servicing Fee	$586,166.47	$586,166.47	$0.00	$0.00	$31,059,684.43
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,059,684.43
Interest - Class A-2a Notes	$50,561.28	$50,561.28	$0.00	$0.00	$31,009,123.15
Interest - Class A-2b Notes	$90,430.19	$90,430.19	$0.00	$0.00	$30,918,692.96
Interest - Class A-3 Notes	$526,294.17	$526,294.17	$0.00	$0.00	$30,392,398.79
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$30,232,248.87
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,232,248.87
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$30,162,320.12
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,162,320.12
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$30,111,797.95
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,111,797.95
Regular Principal Payment	$27,524,580.18	$27,524,580.18	$0.00	$0.00	$2,587,217.77
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,587,217.77
Residual Released to Depositor	$0.00	$2,587,217.77	$0.00	$0.00	$0.00
Total		$31,645,850.90

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,524,580.18
Total					$27,524,580.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$13,762,290.09	$59.04	$50,561.28	$0.22	$13,812,851.37	$59.26
Class A-2b Notes	$13,762,290.09	$59.04	$90,430.19	$0.39	$13,852,720.28	$59.43
Class A-3 Notes	$0.00	$0.00	$526,294.17	$1.41	$526,294.17	$1.41
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$27,524,580.18	$21.15	$947,886.48	$0.73	$28,472,466.66	$21.88

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$40,720,492.40	0.1746911	$26,958,202.31	0.1156508
Class A-2b Notes	$40,720,492.40	0.1746911	$26,958,202.31	0.1156508
Class A-3 Notes	$373,700,000.00	1.0000000	$373,700,000.00	1.0000000
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$622,960,984.80	0.4787883	$595,436,404.62	0.4576337

Pool Information
Weighted Average APR	2.487%	2.478%
Weighted Average Remaining Term	39.88	39.07
Number of Receivables Outstanding	38,505	37,698
Pool Balance	$703,399,766.01	$672,983,796.95
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$652,482,608.88	$624,501,789.16
Pool Factor	0.4987347	0.4771688

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$48,482,007.79
Targeted Overcollateralization Amount	$77,547,392.33
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$77,547,392.33

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		96	$411,066.63
(Recoveries)		72	$127,453.32
Net Loss for Current Collection Period			$283,613.31
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4838%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9009%
Second Prior Collection Period			0.7345%
Prior Collection Period			0.3618%
Current Collection Period			0.4945%
Four Month Average (Current and Prior Three Collection Periods)			0.6229%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1810	$7,540,923.78
(Cumulative Recoveries)			$1,097,077.53
Cumulative Net Loss for All Collection Periods			$6,443,846.25
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4569%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,166.26
Average Net Loss for Receivables that have experienced a Realized Loss			$3,560.14

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.13%	366	$7,571,944.85
61-90 Days Delinquent	0.14%	42	$921,315.77
91-120 Days Delinquent	0.04%	10	$246,958.61
Over 120 Days Delinquent	0.07%	16	$456,152.73
Total Delinquent Receivables	1.37%	434	$9,196,371.96

Repossession Inventory:
Repossessed in the Current Collection Period		27	$567,298.88
Total Repossessed Inventory		46	$988,396.36

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1755%
Prior Collection Period			0.1766%
Current Collection Period			0.1804%
Three Month Average			0.1775%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2414%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	20

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer